Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SaaS/PaaS services
Total revenues	$ 25,278,428	$ 30,539,962
Real-time engagement services [Member]
SaaS/PaaS services
Revenues	7,758,363	10,156,787
SMS services [Member]
SaaS/PaaS services
Revenues	7,202,626	6,262,804
SaaS/PaaS services [Member]
SaaS/PaaS services
Revenues	14,960,989	16,419,591
Customized platform development services [Member]
SaaS/PaaS services
Revenues	632,641	2,511,793
Software license and other cloud related services [Member]
SaaS/PaaS services
Revenues	1,027,318	1,900,089
Cloud related services [Member]
SaaS/PaaS services
Revenues	1,659,959	4,411,882
AI solution services [Member]
SaaS/PaaS services
Revenues	8,657,480	9,708,489
Services transferred over time [Member] | Services [Member]
SaaS/PaaS services
Revenues	14,818,451	15,124,646
Goods transferred at a point in time [Member] | Services [Member]
SaaS/PaaS services
Revenues	1,659,959	4,411,882
Goods transferred at a point in time [Member] | Product [Member[
SaaS/PaaS services
Revenues	$ 8,800,018	$ 11,003,434